CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended
	Jun. 24, 2022	Jun. 16, 2020	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Shares price	$ 23.00
Number of stock sold	1,150,000		90,888
Gross proceeds from stock sold	$ 26,500		$ 2,600
Net proceeds from stock sold			$ 2,500
Offering Cost	1,800
Management, underwriting and selling expenses	$ 1,600
Accredited Investors
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares		698,145
Shares price		$ 10.00
Shares issued in a private placement, net of issue costs		$ 6,980
Directors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares		215,000
Shares issued in a private placement, net of issue costs		$ 2,150